Financial liabilities - Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Financial liabilities - current portion	€ 2,142	€ 2,130	[1]	€ 1,347
Financial liabilities – non-current portion	16,945	16,593	[1]	3,175
BPI PTZI IPH41
Statement Line Items [Line Items]
Financial liabilities - current portion	150	300		300
Financial liabilities – non-current portion	0	150		450
BPI Refundable advance - FORCE
Statement Line Items [Line Items]
Financial liabilities - current portion	0	0		0
Financial liabilities – non-current portion	1,454	0		0
Lease liabilities – Real estate property
Statement Line Items [Line Items]
Financial liabilities - current portion	0	344		766
Financial liabilities – non-current portion	0	0		344
Lease finance obligations – Rent Le Virage
Statement Line Items [Line Items]
Financial liabilities - current portion	511	77		0
Financial liabilities – non-current portion	1,876	1,360		0
Lease liabilities – Premises Innate Inc
Statement Line Items [Line Items]
Financial liabilities - current portion	72	25		0
Financial liabilities – non-current portion	375	471		0
Lease finance obligations – Laboratory equipment
Statement Line Items [Line Items]
Financial liabilities - current portion	175	175		187
Financial liabilities – non-current portion	463	640		800
Lease liabilities – Vehicles
Statement Line Items [Line Items]
Financial liabilities - current portion	13	16		0
Financial liabilities – non-current portion	8	21		0
Lease liabilities - Printers
Statement Line Items [Line Items]
Financial liabilities - current portion	6	0		0
Financial liabilities – non-current portion	35	0		0
Loans - Equipment
Statement Line Items [Line Items]
Financial liabilities - current portion	55	55		54
Financial liabilities – non-current portion	208	264		318
Loans - Building
Statement Line Items [Line Items]
Financial liabilities - current portion	1,161	1,139		40
Financial liabilities – non-current portion	€ 12,526	€ 13,687		€ 1,260

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.